FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Assets:
Assets held in the Trust Account	$ 3,923,804	$ 278,836,080
Cash withdrawn from trust account to pay franchise tax	231,500	0
Cash withdrawn from trust account in connection with redemption	275,102,280
Cash
Assets:
Assets held in the Trust Account	3,923,804	898
Money Market Funds
Assets:
Assets held in the Trust Account	278,835,182
Level 1 | Recurring | Public warrants
Liabilities:
Warrant liabilities	414,000	6,461,798
Level 1 | Money Market Funds | Recurring
Assets:
Assets held in the Trust Account		278,835,182
Level 2 | Recurring | Private placement warrants
Liabilities:
Warrant liabilities	$ 308,400	$ 4,813,571